Stock-based Compensation (Detail) - Schedule of Weighted Average Assumptions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected dividend yield	0.00%
Risk-free interest rate	1.71%
Expected volatility	103.00%
Expected option life (in years)	5 Years